Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Mar. 23, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financial instruments, measured at fair value by level within the fair value hierarchy
Short-term investments		¥ 509,636	¥ 452,936
Level 2
Financial instruments, measured at fair value by level within the fair value hierarchy
Short-term investments		¥ 509,636	¥ 452,936
Subsidiaries | Hong Kong
Financial instruments, measured at fair value by level within the fair value hierarchy
Term of loan facility	24 months
Maximum borrowing capacity | $	$ 13,000